GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,504	$ 11,120
Impairment of goodwill			$ (979)
Foreign currency translation adjustments	282	384
Goodwill, ending balance	11,786	11,504	11,120
Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	11,244	10,881
Foreign currency translation adjustments	263	363
Goodwill, ending balance	11,507	11,244	10,881
Projects [Member]
Goodwill [Line Items]
Goodwill, beginning balance	260	239
Foreign currency translation adjustments	19	21
Goodwill, ending balance	$ 279	$ 260	$ 239